SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	[1]	$ 10,352,990	$ 12,819,230
Secured bank borrowings	[2]	10,085,523	11,708,392
Unsecured bank borrowings		267,467	1,110,838
Less: Amounts due within one year shown under current liabilities		10,313,887	12,285,470
Amounts shown under non-current liabilities:		39,103	533,760
Other borrowings	[3]	1,130,141	664,479
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[3]	425,255	536,530
Non related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[3]	704,886	127,949
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Less: Amounts due within one year shown under current liabilities		10	12,285,470
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		39,103	486,964
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total			46,796
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Bank overdrafts	[1]	1,505,771	1,779,659
Total	[1]	2,133,931	2,557,815
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total	[1]	$ 6,713,288	$ 8,481,756

[1]	Bank borrowings carry a weighted average effective interest rate at 5% (2023: 6%).
[2]	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our shareholders.
[3]	Included in other borrowings, an aggregate loan balance from related parties of USD425,255 (2023: USD536,530) was unsecured, interest-free or interest bearing at 8% p.a. (2023: 7.5% p.a.). A principal amount of USD704,886 (2023: USD127,949) was unsecured and interest bearing at 6% to 7.2% p.a. All these balances were repayable within one year after the end of the reporting period.